World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2015

Dates Covered
Collections Period	09/01/15 - 09/30/15
Interest Accrual Period	09/15/15 - 10/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/15	447,551,820.77	26,588
Yield Supplement Overcollateralization Amount at 08/31/15	8,280,935.75	0
Receivables Balance at 08/31/15	455,832,756.52	26,588
Principal Payments	18,537,288.08	776
Defaulted Receivables	845,223.22	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/15	7,789,044.51	0
Pool Balance at 09/30/15	428,661,200.71	25,776

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	49.12%

Prepayment ABS Speed	1.53%

Overcollateralization Target Amount	19,289,754.03
Actual Overcollateralization	19,289,754.03

Weighted Average APR	3.64%
Weighted Average APR, Yield Adjusted	4.68%
Weighted Average Remaining Term	47.13

Delinquent Receivables:
Past Due 31-60 days	6,661,728.42	369
Past Due 61-90 days	1,803,729.34	110
Past Due 91 + days	399,792.86	27
Total	8,865,250.62	506

Total 31+ Delinquent as % Ending Pool Balance	2.07%

Recoveries	409,723.45

Aggregate Net Losses/(Gains) - September 2015	435,499.77
Current Net Loss Ratio (Annualized)	1.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.77%

Flow of Funds	$ Amount

Collections	20,277,534.82
Advances	14.51
Investment Earnings on Cash Accounts	1,713.54
Servicing Fee	(379,860.63)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	19,899,402.24

Distributions of Available Funds
(1) Class A Interest	349,810.72
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	18,040,542.16
(7) Distribution to Certificateholders	1,482,334.36
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,899,402.24

Servicing Fee	379,860.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 09/15/15	427,411,988.84
Principal Paid	18,040,542.16
Note Balance @ 10/15/15	409,371,446.68

Class A-1
Note Balance @ 09/15/15	0.00
Principal Paid	0.00
Note Balance @ 10/15/15	0.00
Note Factor @ 10/15/15	0.0000000%

Class A-2
Note Balance @ 09/15/15	50,261,988.84
Principal Paid	18,040,542.16
Note Balance @ 10/15/15	32,221,446.68
Note Factor @ 10/15/15	12.5375279%

Class A-3
Note Balance @ 09/15/15	257,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	257,000,000.00
Note Factor @ 10/15/15	100.0000000%

Class A-4
Note Balance @ 09/15/15	102,340,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	102,340,000.00
Note Factor @ 10/15/15	100.0000000%

Class B
Note Balance @ 09/15/15	17,810,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	17,810,000.00
Note Factor @ 10/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	376,525.72
Total Principal Paid	18,040,542.16
Total Paid	18,417,067.88

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	18,010.55
Principal Paid	18,040,542.16
Total Paid to A-2 Holders	18,058,552.71

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4434149
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.2454127
Total Distribution Amount	21.6888276

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0700800
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	70.1966621
Total A-2 Distribution Amount	70.2667421

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/15	77,072.00
Balance as of 09/30/15	77,086.51
Change	14.51

Reserve Account
Balance as of 09/15/15	2,171,744.40
Investment Earnings	169.14
Investment Earnings Paid	(169.14)
Deposit/(Withdrawal)	-
Balance as of 10/15/15	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40